Leases	12 Months Ended
Dec. 31, 2021
DocGo Inc. and Subsidiaries [Member]
Leases [Line Items]
Leases

14. Leases

Operating Leases

The Company is obligated to make rental payments under non-cancellable operating leases for office, dispatch station space, and transportation equipment, expiring at various dates through 2026. Under the terms of the leases, the Company is also obligated for its proportionate share of real estate taxes, insurance and maintenance costs of the property. The Company is required to hold certain funds in restricted cash and cash equivalents accounts under some of these agreements.

Certain leases for property and transportation equipment contain options to purchase, extend or terminate the lease. Determining the lease term and amount of lease payments to include in the calculation of the right-of-use (ROU) asset and lease obligations for leases containing options requires the use of judgment to determine whether the exercise of an option is reasonably certain and whether the optional period and payments should be included in the calculation of the associated ROU asset and lease obligation. In making the determination of such judgment, the Company considers all relevant economic factors that would require whether to exercise or not exercise the option.

The Company’s lease agreements generally do not provide an implicit borrowing rate. Therefore, the Company used a benchmark approach to derive an appropriate imputed discount rate. The Company benchmarked itself against other companies of similar credit ratings and comparable quality and derived imputed rates, which were used to discount its real estate lease liabilities. The Company used estimated borrowing rates of 6% on January 1, 2019, for all leases that commenced prior to that date, for office spaces and transportation equipment.

Lease Costs

The table below comprise lease expenses for the periods ended December 31, 2021 and 2020:

Components of total lease cost:	December 30, 2021	December 30, 2020
Operating lease expense	$1,993,984	$1,828,356
Short-term lease expense	1,012,260	175,006
Total lease cost	$3,006,244	$2,003,362

Lease Position as of December 31, 2021

Right-of-use lease assets and lease liabilities for the Company’s operating leases were recorded in the consolidated balance sheets as follows:

	December 30, 2021	December 30, 2020
Assets
Lease right-of-use assets	$4,195,682	$4,997,407
Total lease assets	$4,195,682	$4,997,407

Liabilities
Current liabilities:
Lease liability – current portion	$1,461,335	$1,620,470
Noncurrent liabilities:
Lease liability, net of current portion	2,980,946	3,638,254
Total lease liability	$4,442,281	$5,258,724

Lease Terms and Discount Rate

Weighted average remaining lease term (in years) – operating leases	4.14
Weighted average discount rate – operating leases	6.00%

Undiscounted Cash Flows

Future minimum lease payments under the operating leases at December 31, 2021 are as follows:

Operating Leases
2022	$1,676,108
2023	1,223,423
2024	816,775
2025	828,396
2026	424,851
2027 and thereafter	—
Total future minimum lease payments	4,969,553
Less effects of discounting	(527,272)
Present value of future minimum lease payments	$4,442,281

Operating lease expense approximated $1,993,984 and $1,828,356 for the years ended December 31, 2021 and 2020, respectively.

For the year ended December 31, 2021, the Company made $1,993,984 of fixed cash payments related to operating leases and $2,741,784 related to finance leases.

Finance Leases

The Company leases vehicles under a non-cancelable finance lease agreements with a liability of $10,139,410 and $7,373,664 for the periods ended December 31, 2021 and 2020, (accumulated depreciation of $7,095,242 and $4,181,317 as of December 31, 2021 and 2020).

Depreciation expense for the vehicles under non-cancelable lease agreements amounted to $2,913,925 and $2,126,351 for the years ended December 31, 2021 and 2020, respectively.

Lease Payments

The table below comprise lease payments for the periods ended December 31, 2021 and 2020:

Components of total lease payment:	December 31, 2021	December 31, 2020
Finance lease payment	$2,741,784	$2,122,550
Short-term lease payment	—	—
Total lease payments	$2,741,784	$2,122,550

Lease Position as of December 31, 2021

Right-of-use lease assets and lease liabilities for the Company’s finance leases were recorded in the consolidated balance sheet as follows:

	December 31, 2021	December 31, 2020
Assets
Lease right-of-use assets	$9,307,113	$7,001,644
Total lease assets	$9,307,113	$7,001,644

Liabilities
Current liabilities:
Lease liability – current portion	$3,271,990	$1,876,765
Noncurrent liabilities:
Lease liability, net of current portion	6,867,420	5,496,899
Total lease liability	$10,139,410	$7,373,664

Lease Terms and Discount Rate

The table below presents certain information related to the weighted average remaining lease term and the weighted average discount rate for the Company’s finance leases as of December 31, 2021:

Weighted average remaining lease term (in years) – finance leases	3.74
Weighted average discount rate – finance leases	6.02%

Undiscounted Cash Flows

Future minimum lease payments under the finance leases at December 31, 2021 are as follows:

Finance Leases
2022	$3,793,669
2023	3,031,143
2024	1,725,470
2025	1,733,910
2026	1,073,180
2027 and thereafter	—
Total future minimum lease payments	11,357,372
Less effects of discounting	(1,217,962)
Present value of future minimum lease payments	$10,139,410